Document and Entity Information	12 Months Ended
	Dec. 31, 2011	Apr. 23, 2012
Document And Entity Information
Entity Registrant Name	Amerilithium Corp.
Entity Central Index Key	0001448763
Document Type	S-1
Document Period End Date	Dec. 31, 2011
Amendment Flag	true
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		84,448,529
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
Amendment Description	No.1